Long-Term Debt - Other Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other long-term debt and capital lease obligations
Total	$ 238,613	$ 77,330
Less current portion	(51,108)	(21,155)
Other long-term debt and capital lease obligations, net of current portion	187,505	56,175
Capital lease obligations.
Other long-term debt and capital lease obligations
Total	212,617	66,984
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates of approximately 6%
Other long-term debt and capital lease obligations
Total	$ 25,996	$ 10,346
Interest rate (as a percent)	6.00%